PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consists of:

	December 31, 2022	December 31, 2021
Computers and software	$3,563	$1,266
Furniture and fixtures	533	129
Machinery and equipment	1,530	976
Vehicles	177	177
Leasehold improvements	758	493
Construction in progress	11,943	199
	$18,504	$3,240
Less - accumulated depreciation and amortization	(1,565)	(565)
Total	$16,939	$2,675

Construction in progress as of December 31, 2022 consists of capitalized costs related to machinery and equipment to be placed in service at the UK Launch Factory, which will be located in Coventry, UK and will be used for process validation activities and product assembly operations. For the year ended December 31, 2021, and construction in progress consisted of capitalized costs related to the Company’s ERP implementation.

Depreciation expenses of property and equipment were $1,683, $484, and $166 for the years ended December 31, 2022, 2021, and 2020, respectively.